INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax deferred assets and liabilities [Line Items]
Effective income tax rate	(626.50%)	95.50%	(8.50%)
Attributed to the current period	$ 215	$ 131	$ 128
Deferred income tax recovery	365	31	176
Deferred tax liability related to property, plant and equipment revaluations	8,820	8,454	6,885
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	4,532	4,889	5,203
Deferred income tax assets	493	330
Unused tax losses [member]
Disclosure of income tax deferred assets and liabilities [Line Items]
Deferred income tax assets	171	$ 88	$ 0
Neoen
Disclosure of income tax deferred assets and liabilities [Line Items]
Attributed to the current period	47
Deferred income tax recovery	$ 208